GMO Climate Change Series Fund
GMO CLIMATE CHANGE SERIES FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Climate Change Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.34%	0.34%	0.34%	0.34%
Total annual fund operating expenses	[2]	1.24%	1.09%	0.99%	1.14%
Fee waiver/Expense reimbursement	[2],[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.23%	1.08%	0.98%	1.03%
[1]	The amount reflects the management fee paid by Climate Change Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Climate Change Fund. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has voluntarily agreed to reduce Climate Change Fund's management fee by 0.15% through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Climate Change Fund ("Climate Change Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. This reimbursement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both Climate Change Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Climate Change Series Fund - USD ($)	1 Year	3 Years
Class R4	125	517
Class R5	110	471
Class R6	100	440
Class PS	105	477

Expense Example, No Redemption - GMO Climate Change Series Fund - USD ($)	1 Year	3 Years
Class R4	125	517
Class R5	110	471
Class R6	100	440
Class PS	105	477

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Fund invests substantially all of its assets in Class III shares of GMO Climate Change Fund ("Climate Change Fund"), a series of GMO Trust not offered in this Prospectus. Climate Change Fund invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of Climate Change Fund. Except as otherwise indicated, references to the Fund may also refer to Climate Change Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Climate Change Fund. GMO serves as investment adviser for both the Fund and Climate Change Fund.

GMO seeks to achieve the Fund's investment objective by investing primarily in equities of companies GMO believes are positioned to benefit, directly or indirectly, from efforts to curb or mitigate the long-term effects of global climate change, to address the environmental challenges presented by global climate change, or to improve the efficiency of resource consumption. Due to the far-reaching effects and evolving innovation related to climate change, the Fund expects such companies to be involved in a wide array of businesses.

GMO determines the securities the Fund buys and sells based on its evaluation of companies' published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), ESG (environmental, social, and governance) criteria, securities' prices, commodities' prices, equity and bond markets, the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities. The Fund may invest in securities of issuers of any market capitalization, including small capitalization companies. The Fund also may engage in merger arbitrage. The Fund has no limit on the amount it may invest in any single asset class, sector, country, industry, region or issuer. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

The Fund has a fundamental policy to concentrate its investments in climate change-related industries and, under normal market conditions, the Fund invests at least 80% of its assets in companies involved in such industries (see "Name Policies"). The Fund considers "climate change-related industries" to include clean energy, batteries and storage, electric grid, energy efficiency, recycling and pollution control, agriculture, water, and businesses that service such industries. The Fund is permitted to invest directly and indirectly in equities of companies tied economically to any country in the world, including emerging countries.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Class III shares of Climate Change Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Climate Change Fund, which include those outlined in the following brief summary of principal risks. Climate Change Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Climate Change Fund may affect Climate Change Fund's performance more than if Climate Change Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Climate Change Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Climate Change Fund.

•    Focused Investment Risk – Because the Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society's focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

•    Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•    Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•    Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•    Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•    Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

•    Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•    Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•    Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•    Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•    Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

•    Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•    Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•    Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•    Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Climate Change Fund, including the risk that Climate Change Fund will not perform as expected.

Performance
Because neither the Fund nor Climate Change Fund had completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.